Consolidated Statements of Cash Flows (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Disposal of subsidiaries, net of cash disposed		¥ 1,517	¥ 576
Percentage of consideration related to repurchase of ordinary shares	10.00%